LINES OF CREDIT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Line Of Credit Facility [Abstract]
LINES OF CREDIT
NOTE 6 – LINES OF CREDIT

The Company has a $10.0 million revolving line of credit with Silicon Valley Bank (“SVB”) which provides for borrowings based upon eligible accounts receivable, as defined in the Loan Agreement (“SVB Loan Agreement”).  Under the SVB Loan Agreement as amended, SVB has also provided the Company with a term loan as discussed at Note 7.  The SVB Loan Agreement is secured by substantially all the assets of the Company and matures in February 2015.  As of March 31, 2013, the outstanding balance on the line of credit is approximately $3.0 million and the interest rate is 7.0%.  The line of credit has a certain financial covenant and other non-financial covenants.  As of March 31, 2013, the Company was in compliance with these covenants.  At March 31, 2013, the Company was within $400,000 of violating the tangible net worth covenant.  If the Company is not in compliance with the financial covenant, it would be in default and SVB could demand payment of all outstanding amounts.

Availability under the line of credit was approximately $4.1 million as of March 31, 2013 and $1.4 million as of April 30, 2013.  The line of credit allows the Company to cause the issuance of letters of credit on account of the Company to a maximum of the borrowing base as defined in the Loan Agreement.  No letters of credit were outstanding as of March 31, 2013 or December 31, 2012.

On February 27, 2013, the SVB Loan Agreement was amended to provide for 1) an extension of the termination date of the line of credit to February 28, 2015, 2) the modification of the line of credit borrowing base, advance rate and financial covenants, 3) the inclusion of an additional $1.0 million term loan (See further discussion at Note 7), 4) a modification of the rate of interest of the line of credit to 3.75% above the bank’s prime rate and 5) other various terms and provisions.

Under the RBC Credit Agreement, the revolving demand facility allows for borrowings up to CDN$200,000 based upon eligible accounts receivable.  Interest is based on the Royal Bank Prime (“RBP”) plus 1.5% and is payable on demand.  As of March 31, 2013, the outstanding balance on the line of credit was $93,000 and the interest rate is 4.5%.  The RBC Credit Agreement is secured by the assets of Apex.  The revolving demand facility has certain financial covenants and other non-financial covenants.  As of March 31, 2013 and December 31, 2012, Apex was not in compliance with the Fixed Charge Coverage ratio covenant as defined in the RBC Credit Agreement.  At March 31, 2013, Apex was not in compliance with the Maximum Funded Debt to EBITDA ratio covenant as defined in the RBC Credit Agreement.  In May 2013 and March 2013, the Company received waivers for non-compliance of these covenants at December 31, 2012, March 31, 2013 and through June 30, 2013, and has received a non-binding communication from the bank that it will continue to work with the Company to reset the covenants, however there are no assurances that this will occur.

For the three months ended March 31, 2013 and 2012, the Company’s interest expense for the lines of credit, including amortization of deferred financing costs, was approximately $73,000 and $59,000, respectively.

RBC and SVB are party to a subordination agreement, pursuant to which RBC agreed to subordinate any security interest in assets of the Company granted in connection with the RBC Credit Agreement to SVB’s security interest in assets of the Company.

Under the RBC Credit Agreement, the lender provided Apex with a term loan as discussed at Note 7.

NOTE 8 – LINE OF CREDIT

The Company has a $10.0 million revolving line of credit with Silicon Valley Bank (“SVB”) which provides for borrowings based upon eligible accounts receivable, as defined in the Loan Agreement (“SVB Loan Agreement”). Under the SVB Loan Agreement as amended, SVB has also provided the Company with a term loan as discussed at Note 9. The SVB Loan Agreement is secured by substantially all the assets of the Company and was scheduled to mature in February 2013. As of December 31, 2012 and 2011, the outstanding balance on the line of credit is approximately $3.3 million and $4.0 million and the interest rate is 7.5%. The Amended SVB Loan Agreement includes various customary covenants, limitations and events of default. Financial covenants, among others, include liquidity and fixed charge coverage ratios, minimum tangible net worth requirements and limitations on indebtedness. As of December 31, 2012, the Company was in compliance with these covenants.

Availability under the line of credit was approximately $5.0 million as of December 31, 2012. As discussed in Note 9, on February 27, 2013 the Company obtained an additional term loan of $1.0 million, which reduces the maximum availability under the line of credit by 50% of the amount outstanding under the term loan. The line of credit allows the Company to cause the issuance of letters of credit on account of the Company to a maximum of the borrowing base as defined in the Loan Agreement. No letters of credit were outstanding as of December 31, 2012 or December 31, 2011.

On February 27, 2013, the SVB Loan Agreement was amended to provide for 1) an extension of the termination date of the line of credit to February 28, 2015, 2) the modification of the line of credit borrowing base, advance rate and financial covenants, 3) the inclusion of an additional $1.0 million term loan (See further discussion at Note 9), 4) a modification of the rate of interest of the line of credit to 3.75% above the bank’s prime rate and 5) other various terms and provisions.

Under the RBC Credit Agreement, the revolving demand facility allows for borrowings up to CDN$200,000 (US$ 192,000 at the Closing Date) based upon eligible accounts receivable. Interest is based on the Royal Bank Prime (“RBP”) plus 1.5% and is payable on demand. As of December 31, 2012, the outstanding balance on the line of credit was $168,000 and the interest rate is 4.5%. The RBC Credit Agreement is secured by the assets of Apex. The revolving demand facility has certain financial covenants and other non-financial covenants. As of December 31, 2012, Apex was not in compliance with the Fixed Charge Coverage ratio covenant as defined in the RBC Credit Agreement. In March 2013, the Company received a waiver for non-compliance of this covenant through March 31, 2013 and has received communication that the bank will work with the Company to reset this specific covenant commencing with the quarter ending June 30, 2013, however there are no assurances that this will occur.

For the years ended December 31, 2012 and 2011, the Company’s interest expense, including fees paid to secure lines of credit, totaled approximately $375,000 and $357,000, respectively.

RBC and SVB entered into a subordination agreement, pursuant to which RBC agreed to subordinate any security interest in assets of the Company granted in connection with the RBC Credit Agreement to SVB’s security interest in assets of the Company.

Under the RBC Credit Agreement, the lender provided Apex with a term loan as discussed at Note 9.